SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

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CREDIT FACILITY

On May 9, 2014,  the  Company  closed on a four (4) year  Credit  Facility  with

Guaranty Bank and Trust ("GBT") for a loan  commitment up to  $50,000,000.  This

Credit  Facility  allows the Company  subject to certain terms and conditions to borrow  from the  Credit  Facility  amounts  in the form of notes  issued by the

Company to the Lender. The notes are collateralized by the Company's oil and gas properties  and require that the Company pay interest  monthly in arrears on the unpaid  balance of the notes at varying  rates but not to exceed 5.0% per annum.

On May 9, 2014, the Company  borrowed  $3,500,000 off of the Credit  Facility of which $1,050,000 was used towards financing costs, working capital,  workover of additional  wells  acquired  from Five JAB and  payment  in full of  outstanding promissory  notes  due by the  Company  at  March  31,  2014  totaling  $385,000 including  $300,000  owed to Mr.  Pollard.  The  remaining  $2,450,000  of funds borrowed  off of the Credit  Facility is  available to be used by the Company at its discretion.

SALE OF COMMON SHARES

During the period  April 1, 2014  through May 9, 2014,  the Company  sold 27,334 shares of its  common  stock in  exchange  for  $82,000  in cash or at $3.00 per share.

STOCK OPTIONS

During the period April 1, 2014 through Mary 9, 2014, the Company sold three (3)

year  options to acquire  405,000 of its common  stock at an  exercise  price of

$1.00 per share for cash in the amount of $380,000.

NOTE 16 - SUBSEQUENT EVENTS

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On March 31, 2014,  holders of promissory notes,  including a promissory note in the amount of $300,000 issued to Mr. Ranew, a board member,  purchased 1,690,000 warrants issued by the Company in  consideration  for and  cancellation of their promissory  notes issued to them by the Company in the amount of  $1,690,000.  A warrant  entitles  the holder for a term of two years to  purchase  one share of common  stock of the  Company at the rate of $1.00 per share.  Therefore,  as of

March 31,  2014,  the  Company  issued  1,690,000  warrants  to  holders  of the promissory notes in cancellation of $1,690,000 in debt.

The Company and Mr. Pollard agreed to extend the maturity date of his promissory note  issued by the  Company in the amount of  $300,000 to May 2, 2014 and waive the  provision  that steps be taken to  liquidate  the Five Jab property at this time.